Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Options granted from June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year
Granted	1,141,900
Outstanding, end of year	1,141,900
Non-current liability
Options granted prior to June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,539,000	1,855,500
Granted		569,000
Vested	(424,200)	(638,750)
Forfeited	(284,000)	(246,750)
Outstanding, end of year	830,800	1,539,000
Non-current liability		$ 1